EQUITY	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
EQUITY [Text Block]

NOTE 18:- EQUITY

a. Composition of share capital:

	December 31, 2020		December 31, 2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares without par value	Unlimited	159,063,128	Unlimited	145,743,283

Ordinary shares confer upon their holders the right to participate in the general meeting where each Ordinary share has one voting right in all matters, receive dividends if and when declared and to participate in the distribution of surplus assets in case of liquidation of the Company.

On February 12, 2021, subsequent to the reporting period, the Company's shareholders general meeting resolved to consolidated all of its issued and outstanding Ordinary shares on a four (4) to one (1) basis (the "Share Consolidation"). Following the Share Consolidation, the number of Listed Warrants outstanding was not altered; however, the exercise terms were adjusted such that four Listed Warrants are exercisable for one Ordinary Share following the payment of an adjusted exercise price of $5.20. The earnings per share, in these consolidated financial statements, give effect to the Share Consolidation for all periods presented.

b. Changes in issued and outstanding share capital:

As a result of the RTO described in Note 5, the capital structure (number of shares and par value) remains that of Navasota (the legal acquirer) while the components of the equity (share premium, other reserves and accumulated deficit) are those of IMC (the legal acquiree). Accordingly, the number of shares in the following table have been retroactively adjusted to reflect the exchange ratio used in the issuance of shares by Navasota in the RTO.

Number of shares

Balance as at January 1, 2019	122,827,490

Issuance of shares in connection with 2019 private placement (1)	19,460,527
Issuance of shares in connection with reverse acquisition (1)	3,455,266

Balance as at December 31, 2019	145,743,283

Ordinary shares issued as a result of Warrants and Compensation options exercised (2)	12,679,075
Ordinary shares issued as a result of options exercises (c)	640,770

Balance as at December 31, 2020	159,063,128

(1) As described in Note 5, in August 2019, as part of the RTO a series of private placements were completed pursuant to an aggregate of 19,460,527 units (the "Units"), including 19,460,527 shares, were issued at $1.05 per Unit for gross proceeds of $20,433 (the "2019 Private Placements") (see Note 15). Also, as part of the RTO, in October 2019 there was a deemed issuance of 3,455,266 shares to the then existing shareholders of Navasota.

(2) During the year ended December 31, 2020, the Company has received $6,378 proceeds from exercise of Warrants and Compensation options, out of which, $6,032 received for the exercise of Warrants and Compensation options issued in May through June 2018, with expiration dates between May through June 2020 (the "2018 Warrants"), and $346 received for the exercise of 2019 Warrants and Compensation options issued in August 2019, with expiration dates through August 2022.

A total of 12,351,795 Warrants were exercised, out of which 12,350,795 of 2018 Warrants, representing 92.1% of the total 2018 Warrants quantity, at a price of $0.50 per Warrant and $0.40 per Compensation option, 1,000 Warrants of 2019 Warrants, representing 0.02% of the total 2019 Warrants quantity, at a price of $1.3 per Warrant.

In addition, 327,280 of 2019 Compensation options, representing 27.7% of the total 2019 Compensation options quantity, were exercised at a price of $1.05 per  Compensation option.

The Warrants which were accounted for as a liability were revalued to their fair value immediately prior to their exercise. The revaluation of the exercised Warrants in the amount of $3,874 was recorded as finance expense (income). The carrying amount of the liability was reclassified to equity upon exercise of the Warrants. The unexercised 2018 Warrants and Compensation options expired.

c. Share option plan:

On December 19, 2018, the Board of directors approved the "2018 Share Incentive Plan" (the "2018 Plan"), for the granting of options, shares, restricted shares and restricted share units, (together "Awards"), in order to provide incentives to Group employees, directors, consultants and/or contractors. In accordance with the 2018 Plan, a maximum of 12,250,000 Ordinary shares are reserved for issuance.

In August 2019, as part of the RTO, the Company updated the 2018 plan and set the total Ordinary shares reserved for issuance to a maximum of 10% of the Ordinary shares issued and outstanding. As of December 31, 2020, a maximum of 15,906,312 Ordinary shares are reserved for issuance.

Awards granted under the 2018 Plan are subject to vesting schedules and unless determined otherwise by the administrator of the 2018 Plan, generally vest following a period of three years from the applicable vesting commencement date, such that 33.3% of the awards vest on the first anniversary of the applicable vesting commencement date and 66.7% of the awards vest in eight equal installments upon the lapse of each three-month period thereafter. Subject to the discretion of the 2018 Plan administrator, if an award has not been exercised within seven years after the date of the grant, the award expires. As of December 31, 2020, 2,646,060 Ordinary shares are available for future grants under the 2018 plan.

The fair value for options granted during the years ended December 31, 2020 and 2019, to the Group's employees, directors and advisors was estimated using the Black & Scholes option pricing model with the following assumptions:

	Year ended December 31,
	2020	2019
Exercise price (in CAD)	$0.4 - $2.14	$0.4
Dividend yield (%)	—	—
Expected life of share options (Years)	2.77 - 9	4.7—10
Volatility (%)	74.8 - 80.39	79
Annual risk-free rate (%)	0.25 - 0.37	1.18—1.78
Share price (in CAD)	$0.37 - $2.14	$0.34

The weighted average fair value of each option on the grant date amounted to $0.503

The following table lists the number of share options and the weighted average exercise prices of share options in the 2018 Plan:

	Year ended December 31, 2020
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	11,760,000	0.40

Options granted during the year *)	3,620,000	1.06
Options exercised during the year	(640,770)	0.45
Options forfeited during the year	(2,119,748)	0.45

Options outstanding at the end of year	12,619,482	0.55

Options exercisable at the end of year	5,315,079	0.45

	Year ended December 31, 2019
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	—	—

Options granted during the year *)	12,300,000	0.40
Options exercised during the year	—	—
Options forfeited during the year	(540,000)	0.40

Options outstanding at the end of year	11,760,000	0.40

Options exercisable at the end of year	—	—

*) Includes 8,895,000 and 5,110,000 options granted to key management personnel as for December 31, 2020, and 2019, respectively.

The weighted average remaining contractual life for the share options outstanding as of December 31, 2020, and 2019 was 7.32 and 9.18 years respectively.

The share-based payment expenses for the year ended December 31, 2020 and 2019, amounted to $3,382 and $2,677, respectively.

d. Other convertible securities:

As of December 31, 2020, there are 842,046, 2019 Compensation Units (see Note 15b) Options to acquire Compensation Units at a price of $1.05 per unit.  Each Compensation Unit consists of one IMCC Ordinary Share and one half IMCC Warrant, with each whole IMCC Warrant exercisable for one IMC Ordinary Share at an exercise price of $1.3.  These Units are exercisable at any time until August 2022.